BUSINESS COMBINATIONS - Consideration Transferred for Clarice Acquisition (Details) - USD ($) $ in Thousands		May 14, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired			$ 97,300	$ 4,137	$ 19,149
Other financial liabilities - current	[1]		8,937	9,347
Other financial liabilities - non current			1,617	3,418
Clarice
Disclosure of detailed information about business combination [line items]
Down payment		$ 9,324
Installment payment		2,483
Contingent consideration		8,377
Total consideration paid net of cash and cash equivalents acquired		$ 20,184
Other financial liabilities - current			1,580	3,127
Other financial liabilities - non current			$ 0	$ 1,527

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).